PROVISIONS AND CONTINGENT LIABILITIES (Details Textual ) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Capital [Line Items]
Disclosure of amount based on which contingencies are classified	The contingencies higher than USD 5,000 against the Bank, with significant importance to be disclose in notes to the financial statements as of December 31, 2017 are presented below:
HSBC Bank [Member]
Disclosure Of Capital [Line Items]
Share of the company in amount received through irregular means	$ 286,900
Promotara Terramar [Member]
Disclosure Of Capital [Line Items]
Amount received through irregular means by other entity	299,858
Carlos Julio Aguilar and others [Member] | Bancolombia [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff	10,123
Municipality of chia [Member] | Bancolombia [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff	6,173
Interbolsa S.A [Member] | Bancolombia [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff	4,692
Melenao Mora and Said Diaz [Member] | Banistmo [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff	20,000
Deniss Rafael Perez Perozo and others [Member] | Banistmo [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff	5,000,000
Superintendency Of Tax Administration of Guatemala [Member] | Banco Agromercantil [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff	13,000
Corporacion de Alimentos S.A. de CV [Member] | Banco Agromercantil [Member]
Disclosure Of Capital [Line Items]
Value of damages sought by the plaintiff	$ 6,454